Inventories	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Inventories
8.	INVENTORIES
The Company’s inventories were as follows, as at:

	January 31, 2023	January 31, 2022

Materials and work in progress	$1,175.5	$1,193.6
Finished products	746.1	176.9
Parts, accessories and apparel	368.5	320.8
Total inventories	$2,290.1	$1,691.3
The Company recognized in the consolidated statements of net income during the year ended January 31, 2023, a write-down on inventories of $
43.3
 million ($
20.6
 million for the year ended January 31, 2022) and reversed previously recorded write-downs of $
11.8
 million ($
11.2
 million for the year ended January 31, 2022).